Supplement dated August 1, 2024
to the Prospectus, Summary Prospectus, and Statement of Additional Information (SAI), each as supplemented as applicable, of the following funds
(each, a Fund, and collectively, the Funds):
Fund
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund Multi-Manager Total Return Bond Strategies Fund	Prospectus and Summary Prospectus Dated 1/1/2024 SAI Dated 8/1/2024
Stephen Kane, Generalist Portfolio Manager on the TCW Investment Management Company LLC (TCW) sleeve of the Fund, will retire effective December 31, 2024.  At that time, Mr. Kane will no longer serve as a Co-Portfolio Manager for TCW’s sleeve of the Fund.
Shareholders should retain this Supplement for future reference.
SUP000_00_160_(08/24)